Goodwill and other intangible assets - Impairment and key assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Goodwill and other intangible assets
Impairment of goodwill	$ 87,894	$ 121,596